REVENUE AND DEFERRED REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES
	June 30, 2024	June 30, 2023
Software development	$514,273	$406,391
Software license	145,340	200,652
Software supports	23,119	28,051
Cloud hosting	24,572	31,137
Others	7,610	5,451
	$714,914	$671,682

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2024	June 30, 2023
Revenue recognized over time	$569,574	$471,030
Revenue recognized at a point of time	145,340	200,652
	$714,914	$671,682

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	19,984	158,711
Revenue recognized from fulfilling contract liabilities	130,212	245,985
Deferred revenue, ending	$21,566	$131,794